Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Number of permanent employees:
Continuing operations (employees) | employee	15,742,000	18,534,000	19,749,000
Joint ventures (Guatemala, Honduras and Ghana) (employees) | employee	785,000	912,000	938,000
Total (employees) | employee	16,527,000	19,446,000	20,687,000
Classes of employee benefits expense:
Wages and salaries	$ (463)	$ (372)	$ (361)
Social security	(73)	(69)	(66)
Share based compensation	(52)	(29)	(16)
Pension and other long-term benefit costs	(3)	(2)	(6)
Other employees related costs	(24)	(22)	(25)
Total	(614)	$ (494)	$ (474)
Severance costs	$ 87